Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000005026 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[1]
C000005026 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[1]
C000005026 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[1]
C000005026 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
C000005026 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[1]
C000005026 [Member] | Alphabet Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000005026 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000005026 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000005026 [Member] | The Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000005026 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000005026 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005026 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000005026 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000005026 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000005026 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000005026 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005026 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000005026 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005026 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005026 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000005026 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005027 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[2]
C000005027 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[2]
C000005027 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[2]
C000005027 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[2]
C000005027 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[2]
C000005027 [Member] | Alphabet Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[2]
C000005027 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[2]
C000005027 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[2]
C000005027 [Member] | The Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[2]
C000005027 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000005027 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005027 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000005027 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000005027 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000005027 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000005027 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005027 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000005027 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005027 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005027 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000005027 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.